 |PRUDENTIAL'S FINANCIAL SECURITY PROGRAM |SEMIANNUAL REPORT |JUNE 30, 2002

                       Prudential's Gibraltar Fund, Inc.



The Prudential Insurance Company of America
751 Broad Street, Newark, NJ 07102-3777

IFS-A073249 SAR                                      [LOGO] PRUDENTIAL FINANCIAL

TABLE OF CONTENTS

   Letter to Planholders

   Prudential's Gibraltar Fund, Inc.


[]FINANCIAL REPORTS

Financial Statements                       A1
Schedule of Investments                    B1
Notes to Financial Statements              C1
Financial Highlights                       D1

Prudential's Financial Security Program is the only account investing in Prudential's Gibraltar Fund, Inc.





This report is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. The prospectus contains more information about Prudential's Gibraltar Fund, Inc. and the variable annuity, including all charges and expenses, and should be read carefully before investing or sending money.

The accompanying financial statements as of June 30, 2002, were not audited, and accordingly, no opinion is expressed on them.

Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Prudential's Financial Security Program     |Semiannual Report    |June 30, 2002

Letter to Planholders

[]DEAR PLANHOLDER

This semiannual report reviews the performance of Prudential's Gibraltar Fund, Inc.

[]A TOUGH ENVIRONMENT FOR INVESTORS

The first six months of 2002 were the most difficult market conditions for investors in a generation. The U.S. stock markets remained unsettled as the threat of terrorism, uncertainty about profit forecasts, and a string of accounting and corporate governance issues took their toll, and the period ended on a declining note.

[]CONFIDENCE IN OUR FINANCIAL MARKETS

It is in the interest of all business leaders, particularly those in investment-related firms, to help restore and maintain confidence in our financial markets. Despite the damage done by the poor judgment of some corporate officers, there remain many good, well-managed companies producing quality products and services in an atmosphere of honest competition. We continue to believe that investing in these companies through your contract is not only an investment in the strength of our economy, but also offers the best potential for reaching your financial goals.

[]STAY FOCUSED ON YOUR LONG-TERM GOALS

We recommend that individual investors stay focused on their goals, time horizons, and tolerance for price fluctuations, and try not to be distracted by these passing events. Regardless of their place in history, they are not necessarily relevant to the decisions you make to secure your financial future.

If you are uncertain about your long-term investment strategy, we recommend that you seek the guidance of your financial professional. This is an ideal time to review and confirm your strategy, or make adjustments if necessary. Thank you for your continued confidence in Prudential's Gibraltar Fund, Inc.

Sincerely,

[SIGNATURE] DAVID R. ODENATH, JR.

David R. Odenath, Jr.
President,
Prudential's Gibraltar Fund, Inc.                                  July 31, 2002


[PHOTO] DAVID R. ODENATH, JR.


PRESIDENT
DAVID R. ODENATH, JR.

We recommend that individual investors stay focused on their goals, time horizons, and tolerance for price fluctuations, and try not to be distracted by these passing events. Regardless of their place in history, they are not necessarily relevant to the decisions you make to secure your financial future.

Prudential's Gibraltar Fund, Inc.       Semiannual Report      June 30, 2002
--------------------------------------------------------------------------------
.. MANAGED BY: JENNISON ASSOCIATES LLC

"Our recent investment decisions had a value bias, which helped slow the Fund's decline. Stocks now carry an imbalanced risk/reward profile; bad news sends a stock into a free fall, while beating or meeting consensus estimates may earn only meager returns. However, as long-term investors, it is precisely at these moments that we find buying opportunities. Though we have been somewhat conservative over the past year, we are eager to give the Fund more of a growth emphasis. The depressed markets have produced stocks that have both value and growth characteristics, an opportunity that our style-blended portfolio is particularly well suited to exploit."


..PERFORMANCE SUMMARY
-------------------------------------------------------------------------------------------
                                               Six
Average Annual Total Return Percentages (%)   Month     1-Year   3-Year  5-Year  10-Year
Prudential's Gibraltar Fund, Inc./1/         -15.15%   -21.68%   -4.40%   6.13%  12.53%

S&P 500 Index/2/                             -13.15%   -17.98%   -9.17%   3.67%  11.42%

Lipper (VIP) Large-Cap Core Funds Average/3/ -13.78%   -19.09%   -9.44%   1.96%   9.62%
-------------------------------------------------------------------------------------------

Prudential's Gibraltar Fund, Inc. inception date: 3/14/1968.

The Prudential's Gibraltar Fund's -15.15% return trailed the Lipper (VIP) Large-Cap Core Funds Average, weighed down by poor returns on large technology, financial, and drug companies. However, it benefited from strong performances by Northrop Grumman and the New York Times, and more moderate positive returns on several semiconductor firms.


                                    [CHART]

                        $10,000 Invested Over 10 Years

                      Gibraltar Fund                   S&P 500 Index

 06/30/1992             10,000.00                        10,000.00
 06/30/1993             13,662.71                        11,360.59
 06/30/1994             14,231.16                        11,519.70
 06/30/1995             16,615.11                        14,518.13
 06/30/1996             18,772.42                        18,289.89
 06/30/1997             24,200.13                        24,632.87
 06/30/1998             29,406.85                        32,065.02
 06/30/1999             37,310.34                        39,359.31
 06/30/2000             50,824.11                        42,214.23
 06/30/2001             41,617.01                        35,957.21
 06/30/2002             32,595.61                        29,493.77

$32,596 Prudential's Gibraltar Fund, Inc.
$29,494 S&P 500 Index

.. PERFORMANCE REVIEW

Our investments in Intel and Microsoft, large and dominant technology companies, suffered with the rest of the technology sector. Both companies have excellent long-term growth prospects and are expected to benefit from the replacement of aging personal computers. We sold our position in IBM. Our holdings in financial companies that get fees from investment banking and asset management, including Citigroup, were hurt by the poor stock market. The Fund also had positions in several research-oriented drug companies, which were hurt as a group by a few adverse decisions by the Food and Drug Administration during this period.

On the positive side, we had solid gains on several stocks: Northrop Grumman, a major player in the military shipbuilding industry, was in the process of acquiring industry rival TRW. The merged entity is the nation's second largest defense contractor. The New York Times has managed to raise prices and increase circulation this year, a generally poor one for the newspaper industry. Its advertising business, which generates close to half of the Times' revenue, is beginning to see signs of life as well. Bed Bath & Beyond was able to beat earnings and growth estimates and gain market share, helped in part by Kmart's store closings. Signs of recovery in the semiconductor business helped Motorola, Novellus Systems, and KLA-Tencor, which also were positive contributors to return. Allstate and CIGNA were two strong personal lines insurers in the Fund.

--------------------------------------------------------------------------------
/1/Past performance is not indicative of future performance. Portfolio performance is net of investment fees and fund expenses, but not product charges. If product charges were included, the performance quoted would be significantly lower. Six-month returns are not annualized.

/2/The S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market.

/3/The Lipper (VIP) Large-Cap Core Funds Average is calculated by Lipper Analytical Services, Inc., and reflects the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses, but not product charges. Investors cannot invest directly in a market index or average.

                       ----------------------------------
                       PRUDENTIAL'S GIBRALTAR FUND, INC.
                       ----------------------------------


STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2002

ASSETS
  Investments, at value (cost $264,231,719)............... $245,667,866
  Cash....................................................           66
  Receivable for investments sold.........................    1,155,376
  Interest and dividends receivable.......................      247,339
                                                           ------------
   Total assets...........................................  247,070,647
                                                           ------------
LIABILITIES
  Payable for investments purchased.......................    2,099,261
  Management fee payable..................................       25,936
  Accrued expenses and other liabilities..................       19,508
                                                           ------------
   Total liabilities......................................    2,144,705
                                                           ------------
NET ASSETS................................................ $244,925,942
                                                           ============
  Net assets were comprised of:
   Common stock, at $1 par value.......................... $ 37,048,308
   Paid-in capital, in excess of par......................  292,578,834
                                                           ------------
                                                            329,627,142
  Undistributed net investment income.....................    1,326,759
  Accumulated net realized loss on investments............  (67,464,106)
  Net unrealized depreciation on investments..............  (18,563,853)
                                                           ------------
  Net assets, June 30, 2002............................... $244,925,942
                                                           ============
Net asset value and redemption price per share, 37,048,308
 outstanding shares of common stock (authorized
 150,000,000 shares)...................................... $       6.61
                                                           ============

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2002

INVESTMENT INCOME
  Dividends (net of $8,645 foreign withholding tax)....... $  1,384,197
  Interest................................................      128,057
                                                           ------------
                                                              1,512,254
                                                           ------------
EXPENSES
  Management fee..........................................      173,648
  Custodian's fees and expenses...........................        6,900
  Directors' fees.........................................        2,700
  Miscellaneous...........................................          561
                                                           ------------
   Total expenses.........................................      183,809
  Less: custodian fee credit..............................         (282)
                                                           ------------
   Net expenses...........................................      183,527
                                                           ------------
NET INVESTMENT INCOME.....................................    1,328,727
                                                           ------------
NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS
  Net realized loss on investments........................  (26,376,066)
  Net change in unrealized appreciation (depreciation) on
   investments............................................  (19,257,287)
                                                           ------------
NET LOSS ON INVESTMENTS...................................  (45,633,353)
                                                           ------------
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS................................................ $(44,304,626)
                                                           ============

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                       Six Months Ended    Year Ended
                                                                        June 30, 2002   December 31, 2001
                                                                       ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income...............................................   $  1,328,727     $   2,989,959
  Net realized loss on investments....................................    (26,376,066)      (39,255,656)
  Net change in unrealized appreciation (depreciation) on investments.    (19,257,287)      (28,274,353)
                                                                         ------------     -------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.................    (44,304,626)      (64,540,050)
                                                                         ------------     -------------
DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income................................             --        (3,028,624)
  Distributions from net realized capital gains.......................             --        (1,956,505)
  Tax return of capital distributions.................................             --       (17,573,363)
                                                                         ------------     -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS....................................             --       (22,558,492)
                                                                         ------------     -------------
CAPITAL STOCK TRANSACTIONS:(a)
  Capital stock issued in reinvestment of dividends and distributions.             --        15,440,930
  Capital stock repurchased...........................................     (8,737,560)      (53,836,436)
                                                                         ------------     -------------
 NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS.     (8,737,560)      (38,395,506)
                                                                         ------------     -------------
TOTAL DECREASE IN NET ASSETS..........................................    (53,042,186)     (125,494,048)
NET ASSETS:
  Beginning of period.................................................    297,968,128       423,462,176
                                                                         ------------     -------------
  End of period(b)....................................................   $244,925,942     $ 297,968,128
                                                                         ============     =============
  (a) TRANSACTIONS IN SHARES OF COMMON STOCK:
      Shares issued in reinvestment of dividends and distributions....             --         1,955,447
      Shares repurchased..............................................     (1,180,751)       (6,108,933)
                                                                         ------------     -------------
   NET DECREASE IN SHARES OUTSTANDING.................................     (1,180,751)       (4,153,486)
                                                                         ============     =============
  (b) Includes undistributed net investment income of:................   $  1,326,759     $          --
                                                                         ------------     -------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                      A1

                       ----------------------------------
                       PRUDENTIAL'S GIBRALTAR FUND, INC.
                       ----------------------------------

SCHEDULE OF INVESTMENTS                               June 30, 2002 (Unaudited)


LONG-TERM INVESTMENTS -- 93.5%                        Value
                                           Shares    (Note 1)
COMMON STOCKS                              ------- ------------
Aerospace & Defense -- 4.9%
  Boeing Co. (The)........................  18,400 $    828,000
  Lockheed Martin Corp....................  38,600    2,682,700
  Northrop Grumman Corp...................  43,400    5,425,000
  Raytheon Co.............................  74,500    3,035,875
                                                   ------------
                                                     11,971,575
                                                   ------------
Automobiles -- 1.5%
  Harley-Davidson, Inc....................  72,300    3,706,821
                                                   ------------
Banks -- 1.5%
  Bank One Corp...........................  92,800    3,570,944
                                                   ------------
Beverages -- 3.9%
  Coca-Cola Co. (The).....................  43,300    2,424,800
  PepsiCo, Inc............................ 146,100    7,042,020
                                                   ------------
                                                      9,466,820
                                                   ------------
Communications Equipment -- 2.8%
  Cisco Systems, Inc.(a).................. 314,600    4,388,670
  Nokia Oyj, ADR (Finland)................ 176,100    2,549,928
                                                   ------------
                                                      6,938,598
                                                   ------------
Computers & Peripherals -- 4.0%
  Dell Computer Corp.(a).................. 158,000    4,130,120
  EMC Corp.(a)............................ 172,700    1,303,885
  Hewlett-Packard Co...................... 283,200    4,327,296
                                                   ------------
                                                      9,761,301
                                                   ------------
Diversified Financials -- 10.5%
  American Express Co..................... 117,600    4,271,232
  Capital One Financial Corp..............  25,800    1,575,090
  Citigroup, Inc.......................... 189,266    7,334,057
  Goldman Sachs Group, Inc................  65,500    4,804,425
  MBNA Corp...............................  90,600    2,996,142
  Merrill Lynch & Co., Inc................  94,000    3,807,000
  Morgan Stanley..........................  23,500    1,012,380
                                                   ------------
                                                     25,800,326
                                                   ------------
Energy Equipment & Services -- 1.9%
  Transocean Sedco Forex, Inc............. 151,500    4,719,225
                                                   ------------
Healthcare Equipment & Supplies -- 1.4%
  Baxter International, Inc...............  77,100    3,427,095
                                                   ------------
Healthcare Providers & Services -- 4.7%
  AmerisourceBergen Corp..................  25,400    1,930,400
  CIGNA Corp..............................  67,900    6,614,818
  HCA, Inc................................  39,200    1,862,000
  Laboratory Corp. of America Holdings(a).  10,600      483,890
  Quest Diagnostics, Inc.(a)..............   8,000      688,400
                                                   ------------
                                                     11,579,508
                                                   ------------
Hotels Restaurants & Leisure -- 2.3%
  Marriott International, Inc.
   (Class "A" Stock)......................  90,600    3,447,330
  Starbucks Corp.(a)......................  85,800    2,132,130
                                                   ------------
                                                      5,579,460
                                                   ------------
Industrial Conglomerates -- 2.6%
  3M Co...................................  40,000    4,920,000
  General Electric Co.....................  50,100    1,455,405
                                                   ------------
                                                      6,375,405
                                                   ------------

COMMON STOCKS                                         Value
                                           Shares    (Note 1)
(Continued)                                ------- ------------
Insurance -- 10.9%
  Allstate Corp........................... 139,000 $  5,140,220
  American International Group, Inc....... 128,390    8,760,050
  Hartford Financial Services Group, Inc..  62,900    3,740,663
  Loews Corp..............................  98,800    5,235,412
  XL Capital, Ltd. (Class "A" Stock)
   (Bermuda)..............................  46,000    3,896,200
                                                   ------------
                                                     26,772,545
                                                   ------------
Media -- 5.4%
  AOL Time Warner, Inc.(a)................ 106,400    1,565,144
  New York Times Co. (The)
   (Class "A" Stock)......................  79,700    4,104,550
  Viacom, Inc. (Class "B" Stock)(a)....... 167,066    7,412,718
                                                   ------------
                                                     13,082,412
                                                   ------------
Oil & Gas -- 4.7%
  Anadarko Petroleum Corp.................  62,700    3,091,110
  Conoco, Inc............................. 210,800    5,860,240
  Exxon Mobil Corp........................  61,600    2,520,672
                                                   ------------
                                                     11,472,022
                                                   ------------
Paper & Forest Products -- 2.5%
  International Paper Co..................  85,000    3,704,300
  Weyerhaeuser Co.........................  39,000    2,490,150
                                                   ------------
                                                      6,194,450
                                                   ------------
Pharmaceuticals -- 8.5%
  Abbott Laboratories.....................  88,400    3,328,260
  Johnson & Johnson.......................  97,700    5,105,802
  Pfizer, Inc.............................  98,200    3,437,000
  Pharmacia Corp..........................  78,959    2,957,015
  Wyeth................................... 116,800    5,980,160
                                                   ------------
                                                    20,808 ,237
                                                   ------------
Retail -- 6.4%
  Bed Bath & Beyond, Inc.(a).............. 125,900    4,751,466
  Costco Wholesale Corp.(a)...............  74,900    2,892,638
  Home Depot, Inc.........................  37,300    1,370,029
  Wal-Mart Stores, Inc.................... 122,000    6,711,220
                                                   ------------
                                                     15,725,353
                                                   ------------
Semiconductor Equipment & Products -- 5.5%
  Applied Materials, Inc.(a)..............  72,800    1,384,656
  ASML Holding NV (NY Shares)
   (Netherlands)(a).......................  62,600      946,512
  Intel Corp.............................. 188,800    3,449,376
  KLA-Tencor Corp.(a).....................  30,000    1,319,700
  Novellus Systems, Inc.(a)...............  34,600    1,176,400
  STMicroelectronics NV
   (NY Shares) (Switzerland)..............  34,900      849,117
  Texas Instruments, Inc.................. 183,800    4,356,060
                                                   ------------
                                                     13,481,821
                                                   ------------
Software -- 5.0%
  Adobe Systems, Inc......................  47,900    1,365,150
  Microsoft Corp.(a)...................... 161,800    8,850,460
  SAP AG, ADR (Germany)...................  80,200    1,948,058
                                                   ------------
                                                     12,163,668
                                                   ------------
Tobacco -- 2.6%
  Philip Morris Cos., Inc................. 146,000    6,377,280
                                                   ------------
TOTAL LONG-TERM INVESTMENTS
 (cost) $247,538,719).....................          228,974,866
                                                   ------------

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                      B1

                 ----------------------------------------------
                 PRUDENTIAL'S GIBRALTAR FUND, INC. (Continued)
                 ----------------------------------------------

SCHEDULE OF INVESTMENTS                               June 30, 2002 (Unaudited)



                                       Principal
                               Moody's  Amount      Value
SHORT-TERM                     Rating    (000)     (Note 1)
INVESTMENTS -- 6.8%            ------- --------- ------------
Commercial Paper
American Express Credit Corp.,
 1.68%, 07/01/02..............   P-1    $ 4,681  $  4,681,000
IBM Credit Corp.,
 1.90%, 07/01/02..............   P-1     12,012    12,012,000
                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
 (cost $16,693,000).............................   16,693,000
                                                 ------------
TOTAL INVESTMENTS -- 100.3%
 (cost $264,231,719; Note 4)....................  245,667,866
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (0.3)%...............................     (741,924)
                                                 ------------
NET ASSETS -- 100.0%............................ $244,925,942
                                                 ============

The following abbreviations are used in portfolio descriptions:

                  ADR  American Depository Receipt
                  AG   Aktiengesellschaft (German Corporation)
                  NV   Naamloze Vennootschap (Dutch Company)
                  Oyj  Julkinen Osakeyhtio (Finnish Company)

(a)Non-income producing security.

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                      B2

                     NOTES TO THE FINANCIAL STATEMENTS OF
                       PRUDENTIAL'S GIBRALTAR FUND, INC.
                                  (Unaudited)

General

       Prudential's Gibraltar Fund, Inc. (the "Fund") was originally incorporated in the State of Delaware on March 14, 1968 and was reincorporated in the State of Maryland effective May 1, 1997. It is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The investment objective of the fund is growth of capital to the extent compatible with a concern for preservation of principal by investing in common stocks and other securities convertible into common stock. The Fund was organized by The Prudential Insurance Company of America ("PICA") to serve as the investment medium for the variable contract accounts of The Prudential Financial Security Program ("FSP"). The Fund does not sell its shares to the public. The accounts will redeem shares of the Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 1: Accounting Policies

       The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements.

       Securities Valuation: Securities listed on an exchange or NASDAQ are valued at the last sale price on such exchange or system on the day of valuation, or if there was no sale on such day, at the mean between the last bid and asked prices on such day or at last bid price on such day in the absences of an asked price. Securities that are not sold on an exchange or NASDAQ are valued by an independent pricing agent or a principal market maker. Any securities for which a reliable market quotation is unavailable is valued at fair value by Prudential Investments LLC ("PI"), under the direction of the Fund's Board of Directors.

       Short-term securities which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost.

       Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

       Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

       Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying statement of operations.

       Dividends and Distributions: Dividends from net investment income are declared and paid semi-annually. The Fund will distribute at least annually net capital gains in excess of capital loss carryforwards, if any. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and net realized capital gains of the Fund will normally be declared and reinvested in additional full and fractional shares. Some dividends may be paid in cash.

       Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

       Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

                                      C1

       Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2: Management Fee and Other Transactions with Affiliates

       Management Fee: The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC ("Jennison"), Jennison furnishes investment advisory services in connection with the management of the Fund. The management fee, which is computed daily at an effective annual rate of 0.125% of the average daily net assets of the Fund, is payable monthly to PI as required under the management agreement.

       PI pays all expenses of the Fund except for fees and expenses of those members of the Fund's Board of Directors who are not officers or employees of Prudential and its affiliates; transfer and any other local, state or federal taxes; and brokers' commissions and other fees and charges attributable to investment transactions including custodian fees.

       PI, PICA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

Note 3: Portfolio Securities

       Purchases and sales of investment securities, other than short-term investments, for six months ended June 30, 2002 aggregated $124,991,618 and $134,926,981, respectively.

Note 4: Tax Information

       For federal income tax purposes, the Fund had a capital loss carry forward as of December 31, 2001 of approximately $26,559,000 which expires in 2009. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amount. The Fund elected for federal income tax purposes, to treat net capital losses incurred in the period November 1, 2001, through December 31, 2001 as having occurred in the current fiscal year.

       The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of June 30, 2002 were as follows:

                                                          Net
               Tax Basis                               Unrealized
             of Investments Appreciation Depreciation Depreciation
             -------------- ------------ ------------ ------------
              $273,803,706   $7,470,007  $35,605,847  $28,135,840

       The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

                                      C2

Financial Highlights
(Unaudited)


                                                                            Prudential's Gibraltar Fund, Inc.
                                                                  -----------------------------------------------------
                                                                  Six Months
                                                                    Ended               Year Ended December 31,
                                                                   June 30,    ----------------------------------------
                                                                     2002        2001     2000    1999    1998    1997
                                                                  ----------   -------   ------  ------  ------  ------
Per Share Operating Performance:
Net Asset Value, beginning of period.............................  $  7.79     $  9.99   $15.67  $12.43  $10.95  $11.43
                                                                   -------     -------   ------  ------  ------  ------
Income From Investment Operations:
Net investment income............................................     0.04        0.08     0.09    0.10    0.12    0.22
Net realized and unrealized gains (losses) on investments........    (1.22)      (1.69)    0.25    4.57    2.61    1.84
                                                                   -------     -------   ------  ------  ------  ------
   Total from investment operations..............................    (1.18)      (1.61)    0.34    4.67    2.73    2.06
                                                                   -------     -------   ------  ------  ------  ------
Less Dividends & Distributions:
Dividends from net investment income.............................       --       (0.08)   (0.09)  (0.09)  (0.12)  (0.21)
Distributions from net realized gains............................       --       (0.05)   (5.93)  (1.34)  (1.13)  (2.33)
Tax return of capital distributions..............................       --       (0.46)      --      --      --      --
                                                                   -------     -------   ------  ------  ------  ------
   Total distributions...........................................       --       (0.59)   (6.02)  (1.43)  (1.25)  (2.54)
                                                                   -------     -------   ------  ------  ------  ------
Net Asset Value, end of period...................................  $  6.61     $  7.79   $ 9.99  $15.67  $12.43  $10.95
                                                                   =======     =======   ======  ======  ======  ======
Total Investment Return(a).......................................   (15.15)%    (16.45)%   1.59%  38.92%  25.89%  18.88%
Ratios/Supplemental Data:
Net assets, end of period (in millions)..........................  $ 244.9     $ 298.0   $423.5  $451.3  $362.5  $325.9
Ratios to average net assets:
 Expenses........................................................     0.13%(b)    0.13%    0.13%   0.13%   0.13%   0.15%
 Net investment income...........................................     0.96%(b)    0.87%    0.57%   0.63%   0.96%   1.56%
Portfolio turnover rate..........................................       47%(c)      69%      82%     39%    105%    101%

(a) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b) Annualized.

(c) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                      D1

Prudential's Gibraltar Fund, Inc.           |Semiannual Report    |June 30, 2002

Board of Directors

David R. Odenath, Jr.                      W. Scott McDonald, Jr., Ph.D.

President,                                 Vice President,
Prudential's Gibraltar Fund, Inc.          Kaludis Consulting Group, Inc.



Saul K. Fenster, Ph.D.                     Joseph Weber, Ph.D.

President,                                 Vice President, Finance,
New Jersey Institute of Technology         Interclass (International Corporate Learning)

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